Maintenance Rights Intangible And Lease Premium, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Maintenance Rights Intangible And Lease Premium, Net [Abstract]
Amortization of intangibles	$ 19,836	$ 23,042	$ 17,967